Summary of Significant Accounting Policies - Changes in Component of Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accumulated Other Comprehensive Income Loss [Line Items]
Qualifying Cash Flow Hedging Instruments, Beginning Balance	$ (554)	$ 745	$ 765
Other comprehensive income (loss)	496	(2,461)	109
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)			(129)
Purchase of 49% of Teekay Offshore Operating L.P.		1,162
Qualifying Cash Flow Hedging Instruments, Ending Balance	(58)	(554)	745
Pension Adjustments, Beginning Balance			(1,477)
Other comprehensive income (loss)			(909)
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)			2,386
Pension Adjustments, Ending Balance
Beginning Balance	(554)	745	(712)
Other comprehensive income (loss)	496	(2,461)	(800)
Net liabilities of Dropdown Predecessor relating to Rio das Ostras retained by Teekay Corporation on Dropdown (note 12c)			2,257
Purchase of 49% of Teekay Offshore Operating L.P.		1,162
Ending Balance	$ (58)	$ (554)	$ 745